INVESTMENTS IN JOINT VENTURES (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and restricted cash	$ 83,377		$ 65,292
Real estate	3,376,321		3,193,472
Loan pool participation	137,119	[1]	344,831	[1]
Other	222,265		172,986
Total assets (3)	3,819,082	[2]	3,776,581	[2]
Liabilities
Debt	2,117,287		2,187,185
Other	65,763		73,158
Total liabilities	2,183,050		2,260,343
Partners’ capital
Kennedy Wilson - investments in joint ventures	518,874		328,071
Other partners	1,005,389		1,068,927
Equity Method Investment Summarized Financial Information, Equity	1,524,263		1,396,998
Kennedy Wilson - investments in loan pool participation	60,353	[1]	61,262	[1]
Other partners	51,416		57,978
Total partners' capital - investments in loan pool participation	111,769		119,240
Total liabilities and partners’ capital	3,819,082		3,776,581
Greater than 20% [Member]
Assets
Cash and restricted cash	7,727	[3]	1,923	[3]
Real estate	311,080	[3]	314,975	[3]
Loan pool participation	137,119	[1],[3]	344,831	[1],[3]
Other	11,594	[3]	5,308	[3]
Total assets (3)	467,520	[2],[3]	667,037	[2],[3]
Liabilities
Debt	139,796	[3]	449,991	[3]
Other	4,156	[3]	4,641	[3]
Total liabilities	143,952	[3]	454,632	[3]
Partners’ capital
Kennedy Wilson - investments in joint ventures	35,208	[3]	24,340	[3]
Other partners	176,591	[3]	68,825	[3]
Equity Method Investment Summarized Financial Information, Equity	211,799	[3]	93,165	[3]
Kennedy Wilson - investments in loan pool participation	60,353	[1],[3]	61,262	[1],[3]
Other partners	51,416	[3]	57,978	[3]
Total partners' capital - investments in loan pool participation	111,769	[3]	119,240	[3]
Total liabilities and partners’ capital	467,520	[3]	667,037	[3]
Other [Member]
Assets
Cash and restricted cash	75,650		63,369
Real estate	3,065,241		2,878,497
Loan pool participation		[1]		[1]
Other	210,671		167,678
Total assets (3)	3,351,562	[2]	3,109,544	[2]
Liabilities
Debt	1,977,491		1,737,194
Other	61,607		68,517
Total liabilities	2,039,098		1,805,711
Partners’ capital
Kennedy Wilson - investments in joint ventures	483,666		303,731
Other partners	828,798		1,000,102
Equity Method Investment Summarized Financial Information, Equity	1,312,464		1,303,833
Kennedy Wilson - investments in loan pool participation		[1]		[1]
Other partners
Total partners' capital - investments in loan pool participation
Total liabilities and partners’ capital	$ 3,351,562		$ 3,109,544

[1]	This loan pool has been included in the investment in joint ventures footnote greater than 20% column as this entity was determined to be a significant subsidiary for purposes of S-X §210.3-09. See further discussion on this loan pool participation in note 6. The other investments in loan pool participation were excluded as they were determined to be not significant subsidiaries.
[2]	The balance sheets and income statements include all investments in joint ventures as well as an investment in a loan pool participation, which was determined to be significant subsidiaries for the purposes of S-X §210.3-09.
[3]	Equity in income from the joint venture or income from loan pool participation for the year ended December 31, 2012, 2011 or 2010 exceeds 20% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2012, 2011 or 2010. No individual investments in joint ventures or loan pool participation exceeds 20% of the total assets of Kennedy-Wilson as of December 31, 2012 or 2011.